FINANCIAL ASSETS AND FINANCIAL LIABILITIES - Summary of Other Financial Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial assets at fair value through other comprehensive income
Equity instrument	$ 3,069	$ 2,902
Financial assets at fair value through profit or loss
Foreign exchange forward contracts	0	307
Equity instrument
Financial assets at fair value through other comprehensive income
Equity instrument	3,069	2,902
Foreign currency forward contracts
Financial assets at fair value through profit or loss
Foreign exchange forward contracts	$ 0	$ 307